NATURE OF BUSINESS AND OPERATIONS (Details Narrative) - shares			1 Months Ended
	May 12, 2023	Dec. 02, 1997	Mar. 20, 2023	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Reverse stock split	One for Three Hundred (1-for-300)
Restricted shares cancelled and retire			3,000,000
Restricted shares issued			6,000,000
Series A Preferred Stock [Member]
Preferred stock issued				10,000	10,000	10,000
Series A Preferred Stock [Member] | Asset Purchase Agreement [Member]
Preferred stock issued			1,000,000
Mr. Edwards [Member]
Share issued for acquisition		2,550,000